ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ASSET RETIREMENT OBLIGATIONS
Schedule of reconciliation of long-term legal obligations of oil and natural obligations
	March 31, 2023	December 31, 2022
Carrying amount at beginning of year	$61,545	$53,055
Accretion	1,463	8,490
Carrying amount at end of year	$63,008	$61,545

	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$53,055	$46,748
Accretion	8,490	6,307
Carrying amount at end of year	$61,545	$53,055